Summary of Significant Accounting Policies (Tables) (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Gross Value of Assets
	Assets		Liabilities
Level 1		$2,493		$1,643,675
Level 2		$832,201		$738,726
Level 3	$	Nil	$	Nil

	Assets		Liabilities
Level 1		$802		$1,556,279
Level 2		$815,996		$729,180
Level 3	$	Nil	$	Nil